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             [GRAPHIC]                            125 Broad Street
                                              New York, NY 10004-2498
     TELEPHONE: 1-212-558-4000
     FACSIMILE: 1-212-558-3588                   -----------------

          WWW.SULLCROM.COM           LOS ANGELES . PALO ALTO . WASHINGTON, D.C.

                                             FRANKFURT . LONDON . PARIS

                                            BEIJING . HONG KONG . TOKYO

                                                 MELBOURNE . SYDNEY

                                                               February 3, 2006

Via E-mail

Securities and Exchange Commission,
   100 F Street, N.E.,
       Washington, D.C. 20549.

          Re: Tri-Continental Corporation

Ladies and Gentlemen:

   On behalf of Tri-Continental Corporation (the "Company"), we are pleased to file a preliminary proxy statement and forms of proxy (the "Proxy Materials") relating to the Company's upcoming annual meeting of stockholders to be held on May 4, 2006.

   The Company hopes to finalize the Proxy Materials and begin the printing and mailing process by February 13, 2006. As you will note, that date is currently indicated in the Proxy Materials as the date the Company intends to first mail.

   Please do not hesitate to contact either the undersigned at (212) 558-7383 or Donald R. Crawshaw at (212) 558-4016 with any questions that you may have.

                                                  Sincerely,


                                                  /s/ Nikola Uzelac
                                                  ------------------------------
                                                  Nikola Uzelac

(Attachments)

cc: Frank J. Nasta
    (Tri-Continental Corporation)

    Donald R. Crawshaw
    (Sullivan & Cromwell LLP)

Securities and Exchange Commission